Revenue	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenue

Nature of goods and services

The following is a description of the principal activities – separated by reportable segment – from which the Group generates its revenue. For more detailed information about reportable segments, see note 35 - Segment Information and Geographic Data.

-	IoT Segment

The IoT segment of the Group principally generates revenue from the sale of semiconductors secure chips. Although they may be sold in connection with other services of the Group, they always represent distinct performance obligations.

The Group recognizes revenue when a customer takes possession of the chips, which usually occurs when the goods are delivered. Customers typically pay once goods are delivered.

-	mPKI Segment

The mPKI Segment of the Group generates revenues from Digital Certificates, Software as a Service, Software license and Post-Contract Customer Support (PCS) for cybersecurity applications. Products and services are sold principally separately and more in bundled packages.

For bundled packages, the Group accounts for individual products and services separately if they are distinct – i.e. if a product or service is separately identified from other items in the bundled package and if a customer can benefit from it. The consideration is allocated between separate products and services in a bundle based on their stand-alone selling prices. The stand-alone selling prices are determined based on the list prices when available or estimated based on the Adjusted Market Assessment approach (e.g. licenses), or the Expected Cost-Plus Margin approach (e.g. PCS).

Product and services	Nature, timing of satisfaction of performance obligations and significant payment terms
Certificates	The Group recognizes revenue on a straight-line basis over the validity period of the certificate, which is usually one to three years. This period starts after the certificate has been issued by the Certificate Authority and may be used by the customer for authentication and signature, by checking the certificate validity against the Root of Trust which is maintained by the Group on its IT infrastructure. Customers pay certificates when certificates are issued and invoiced. The excess of payments over recognized revenue is shown as deferred revenue.
SaaS	The Group’s SaaS arrangement cover the provision of cloud-based certificate life-cycle-management solutions and signing and authentication solutions. The Group recognizes revenue on a straight-line basis over the service period which is usually yearly renewable. Customers usually pay ahead of quarterly or yearly service periods; the paid amounts which have not yet been recognized are shown as deferred revenue.
Software	The Group provides software for certificates life-cycle management and signing and authentication solutions. The Group recognizes license revenue when the software has been delivered and PCS revenue over the service period which is usually one-year renewable. Customers pay upon delivery of the software or over the PCS.
Implementation, integration and other services

The Group provides services to implement and integrate multi-element cybersecurity solutions. Most of the time the solution elements are off-the-shelve non-customized components which represent distinct performance obligations. Implementation and integration services are payable when rendered, while other revenue elements are payable and recognized as per their specific description in this section.

WISeKey also provides hosting and monitoring of infrastructure services which are distinct performance obligations and are paid and recognized over the service period.

Disaggregation of revenue

The following table shows the Group’s revenues disaggregated by reportable segment and by product or service type:

Disaggregation of revenue	Typical payment	At one point in time			Over time			Total
USD'000		2019	2018	2017	2019	2018	2017	2019	2018	2017
IoT Segment
Payment at one point in time:
Secure chips	Upon delivery	20,504	29,404	30,435	-	-	-	20,504	29,404	30,435
Total IoT segment revenue		20,504	29,404	30,435	-	-	-	20,504	29,404	30,435
mPKI Segment
Certificates	Upon issuance	-	-	-	172	338	716	172	338	716
Licenses and integration	Upon delivery	1,976	4,538	808	-	-	-	1,976	4,538	808
SaaS, PCS and hosting	Quarterly or yearly	-	-	-	-	-	1,715	-	-	1,715
Total mPKI segment revenue		1,976	4,538	808	172	338	2,431	2,148	4,876	3,239
Total Revenue		22,480	33,942	31,243	172	338	2,431	22,652	34,280	33,674

For the years ended December 31, 2019, 2018, and 2017 the Group recorded no revenues related to performance obligations satisfied in prior periods.

The following table shows the Group’s revenues disaggregated by geography, based on our customers’ billing addresses:

Net sales by region	12 months ended December 31,	12 months ended December 31,	12 months ended December 31,
USD'000	2019	2018	2017
IoT Segment
Switzerland	708	1,171	3,090
Rest of EMEA	7,508	10,695	9,748
North America	9,547	15,165	12,714
Asia Pacific	2,503	2,257	3,649
Latin America	238	116	1,234
Total IoT segment revenue	20,504	29,404	30,435
mPKI Segment
Switzerland	1,428	1,341	1,539
Rest of EMEA	539	3,428	1,594
North America	144	-	-
Asia Pacific	1	49	15
Latin America	36	58	91
Total mPKI segment revenue	2,148	4,876	3,239
Total Net sales	22,652	34,280	33,674

*EMEA includes Europe, Africa and Middle-east

Contract assets, deferred revenue and contract liability

Our contract assets, deferred revenue and contract liability consist of:

	As at December 31,	As at December 31,
USD'000	2019	2018
Trade accounts receivables
Trade accounts receivable - IoT segment	2,843	4,871
Trade accounts receivable - mPKI segment	800	2,736
Total trade accounts receivables	3,643	7,607
Contract assets	15	-
Total contract assets	15	-
Contract liabilities - current	255	-
Contract liabilities - noncurrent	2	-
Total contract liabilities	257	-
Deferred revenue
Deferred revenue - mPKI segment	92	100
Deferred revenue - IoT segment	7	-
Total Deferred revenue	99	100
Revenue recognized in the year from amounts included in the deferred revenue of the mPKI segment at the beginning of the year	83	297

Increases or decreases in trade accounts receivable, contract assets, deferred revenue and contract liability were primarily due to normal timing differences between our performance and customer payments.

Remaining performance obligations

As of December 31, 2019, approximately USD 355,997 is expected to be recognized from remaining performance obligations for mPKI contracts. We expect to recognize revenue for these remaining performance obligations during the next three years approximately as follows:

Estimated mPKI revenue from remaining performance obligations as at December 31, 2019	USD'000
2020	344
2021	12
Total remaining performance obligation	356